The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 17, 2020
Organization and Nature of Operations [Line Items]
Revenues	$ 835,576	$ 749,890	$ 673,803
TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Revenues	421,700
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 79,500
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	50.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	10.00%
Changyou [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company				100.00%
Changyou [Member] | Sohu.com Limited [Member] | Changyou Merger [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company				100.00%
Changyou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member] | Changyou Merger [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company				100.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	66.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	65.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%